Financial instruments - Fair value - Level 3 instrument, inputs and the sensitivities, valuation to changes (Details) - Level 3 of fair value hierarchy $ in Millions	Dec. 31, 2023 USD ($) $ / Mt
Input value or range | Methanol price volatility (before impact of mean reversion)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	0.35
Input value or range | Methanol price forecast | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / Mt	300
Input value or range | Methanol price forecast | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / Mt	415
Input value or range | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	0.076
Change in input | Methanol price volatility (before impact of mean reversion)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	0.05
Change in input | Methanol price forecast
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets | $ / Mt	25
Change in input | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	0.01
Resulting change in valuation | Methanol price volatility (before impact of mean reversion) | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	7
Resulting change in valuation | Methanol price forecast | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	7
Resulting change in valuation | Methanol price forecast | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	5
Resulting change in valuation | Discount rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Significant unobservable input, assets	1